PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	$ 1,214,998		$ 1,207,108	$ 1,175,068
Less: Accumulated depreciation	(70,458)		(52,428)	(13,219)
Foreign exchange translation	(146,492)		(68,088)	619
Total	998,048		1,086,592	1,162,468
Depreciation expense	18,030	$ 19,639	39,209	13,219
Leasehold buildings [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	1,044,213		1,044,213	1,013,227
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	71,561		69,418	69,418
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	10,359		10,359	9,809
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, Gross	$ 88,865		$ 83,118	$ 82,614